Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) (Champion Connection [Member], USD $)	12 Months Ended
Jul. 31, 2013
CFO GB [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	$ 0.30
CFO MF [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	$ 0.30
Contingent consideration of % shares of CFO MF (in Shares)	0.05